UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
Class C Shares (NECMX)
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2015

Neiman Large Cap Value Fund
Annual Report
May 2015

Dear Shareholders:

     As of March 31, 2015, Neiman Large Cap Value Fund (the "Fund") completed its 12th year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2014 through March 31, 2015.

     As of the end of the current fiscal year, the Fund had total net assets of approximately $35.8 million, which is an increase of approximately $5.4 million over the previous year. Management feels that the increase in assets is attributable to a combination of upward valuation trends in the general stock market and marketing efforts by management seeking to bring new assets into the Fund.

     The Fund had a total return for the fiscal year from April 1, 2014 through March 31, 2015, of 10.84% for No-Load Class shares (NEIMX), and 4.46% for Class A shares (NEAMX) taking into account sales charges. During that same time period, the Fund's benchmark S&P 500 Total Return Index ("S&P 500 Index") had a total return of 12.73% .

     Management attributes the Fund's performance, in comparison to that of its benchmark, to a variety of factors. The Fund is composed of a basket of stocks, limited in number and selected based on management's value criteria and best judgment. The Fund portfolio is actively managed, meaning that stocks are added and/or deleted based on management's decision whether or not such stocks are performing well, and if they continue to fit management's value criteria. The benchmark S&P 500 Index, on the other hand, is a passively managed basket of 500 different stocks composing the Index. Many feel that the Index is a good indicator of the performance of the entire stock market in general. During years when the Fund's stocks perform as a group better than the general market, its performance will exceed the benchmark. In years when the Fund's basket performs not as well as the general market, it will underperform the benchmark, possibly due to holdings in the Fund underperforming the benchmark based on the sector or sentiment of the particular holdings.

     Other factors that tend to reduce performance, compared to the benchmark, are fees and expenses incurred by the Fund to maintain its operations. The benchmark index measures performance without reductions for fees and expenses that mutual funds incur. Management also feels that the Fund's program of using covered call options on a portion of the Fund's holdings also reduces performance when the general stock market is on the rise. The covered call program locks in selling prices for some stocks in the portfolio, although usually at gains, but those gains are often below the ultimate high prices stocks might reach in strongly rising markets. The result is that the benchmark Index will show stronger gains than the Fund. The tradeoff is often seen when the general market and the benchmark Index are in decline. A covered call program can help reduce losses on the downside and reduce the volatility (as a measure of risk) in the Fund as compared to the Index. An additional factor of investing in only dividend paying stocks contributes to the stability of the Fund's performance, while adding yield to the portfolio.

     As of March 31, 2015, the Fund had a three year standard deviation of 8.20%, while the S&P 500 Index exhibited a three year standard deviation of 9.59% for the same time frame, indicating that the Fund exhibited less volatility as a measure of risk, than did the benchmark.

     Thank you for your investment in the Neiman Large Cap Value Fund. We will always endeavor to focus on safety of our shareholders' investments as our highest priority, while attempting to deliver a steady return on investment.

Harvey Neiman, President
Dan Neiman, Portfolio Manager
Neiman Funds Management LLC

Writing Covered Calls: An options strategy whereby the Fund sells to a buyer the right or “option” to buy a security (known as “calling the security”) owned by the Fund at a predetermined price at some point in the future. The buyer has the right to call the security any time prior to the option’s expiration date. The option is “covered” because the Fund owns the security at the time it sells the option. The price (or “premium”) paid by the buyer for the option generates income for the Fund.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

2015 Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2015.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	10.84%	12.22%	11.14%	7.58%
Standard & Poor’s 500 Index(E)	12.73%	16.11%	14.47%	8.01%

		Since
	1 Year(A)	Inception(A)
Class A Shares(C) (with sales charge)*	4.46%	12.28%
Class A Shares(C) (without sales charge)*	10.84%	14.80%
Standard & Poor’s 500 Index(E)	12.73%	19.10%

Since
Inception(A)
Class C Shares(D)	8.83%
Standard & Poor’s 500 Index(E)	8.62%

Total Annual Fund Operating Expense Ratio (from 08/01/14 Prospectus):
                                   No-Load Shares - Gross 1.57%, Net 1.45%
                                   Class A Shares - Gross 1.82%, Net 1.45%
                                   Class C Shares - Gross 2.57%, Net 2.20%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) Class C commenced operations on August 1, 2014.

(E) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2015 Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                                              Neiman Large Cap Value Fund
                                                          by Sectors (as a percentage of Net Assets)
                                                                                    (Unaudited)

2015 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2014 through March 31, 2015.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2014
	October 1, 2014	March 31, 2015	to March 31, 2015

Actual	$1,000.00	$1,066.22	$7.47

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load
Class, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2014
	October 1, 2014	March 31, 2015	to March 31, 2015

Actual	$1,000.00	$1,066.22	$7.47

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

2015 Annual Report 4

Disclosure of Expenses (Unaudited) - continued

Class C Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2014
	October 1, 2014	March 31, 2015	to March 31, 2015

Actual	$1,000.00	$1,062.17	$11.31

Hypothetical **	$1,000.00	$1,013.96	$11.05
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial period).

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2015 Annual Report 5

Neiman Large Cap Value Fund
		Schedule of Investments
		March 31, 2015
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
12,200	Aflac Incorporated	$780,922
7,700	Reinsurance Group of America Incorporated +	717,563
		1,498,485	4.18%
Agricultural Chemicals
6,700	Agrium Inc. (Canada) +	698,609
2,300	CF Industries Holdings, Inc. +	652,464
		1,351,073	3.77%
Aircraft Engines & Engine Parts
6,000	United Technologies Corp. +	703,200	1.96%
Commercial Banks
11,300	Bank of Montreal (Canada)	677,661	1.89%
Computer Storage Devices
8,600	Western Digital Corporation +	782,686	2.18%
Electronic Computers
5,500	Apple Inc. +	684,365	1.91%
Electric Services
11,000	American Electric Power Co. Inc.	618,750
13,400	Southern Co.	593,352
		1,212,102	3.38%
Electronic & Other Electrical Equipment (No Computer Equipment)
12,400	Emerson Electric Co.	702,088	1.96%
Fire, Marine & Casualty Insurance
6,400	ACE Limited (Switzerland)	713,536
11,500	Axis Capital Holdings Limited (Bermuda)	593,170
6,300	The Chubb Corporation	636,930
		1,943,636	5.42%
Gas & Other Services Combined
6,200	Sempra Energy	675,924	1.89%
Hospitals & Medical Service Plans
6,900	Aetna Inc. +	735,057
5,900	UnitedHealth Group, Inc. +	697,911
		1,432,968	4.00%
Investment Advice
21,900	Invesco Ltd. +	869,211	2.43%
Leather & Leather Products
19,200	Coach, Inc. +	795,456	2.22%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
9,000	VF Corp. +	677,790	1.89%
National Commercial Banks
8,400	The PNC Financial Services Group, Inc.	783,216	2.19%
Oil & Gas Field Machinery & Equipment
13,100	National Oilwell Varco, Incorporated	654,869	1.83%
Oil, Gas Field Services, NBC
10,600	Schlumberger Limited +	884,464	2.47%
Petroleum Refining
6,700	Chevron Corp.	703,366
8,000	Exxon Mobil Corporation	680,000
9,600	Marathon Petroleum Corporation +	982,944
10,200	Phillips 66 +	801,720
16,700	Valero Energy Corporation +	1,062,454
		4,230,484	11.82%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2015 Annual Report 6

Neiman Large Cap Value Fund
		Schedule of Investments
			March 31, 2015
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Pharmaceutical Preparations
9,900	Eli Lilly and Company +	$719,235	2.01%
Radio & TV Broadcasting & Communications Equipment
12,100	QUALCOMM Incorporated	839,014	2.34%
Railroads, Line-Haul Operating
9,500	Canadian National Railway Company (Canada) +	635,265
5,300	Union Pacific Corporation +	574,043
		1,209,308	3.37%
Retail - Department Stores
11,500	Kohl's Corporation +	899,875	2.51%
Retail - Eating Places
7,900	McDonald's Corp.	769,776	2.15%
Retail - Variety Stores
4,600	Costco Wholesale Corp. +	696,877	1.94%
Rubber & Plastic Footwear
6,800	Nike Inc. Class B	682,244	1.90%
Search, Detection, Navigation, Guidance, Aeronautical Systems
6,700	Raytheon Company	731,975	2.04%
Security & Commodity Brokers, Dealers, Exchanges & Services
10,000	T. Rowe Price Group, Inc.	809,800	2.26%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
8,200	Procter & Gamble Co.	671,908	1.87%
Tobacco Products
13,000	Altria Group Inc. +	650,260
8,700	Philip Morris International, Inc.	655,371
		1,305,631	3.64%
Total for Common Stocks (Cost $23,101,610)		29,895,321	83.42%
Money Market Funds
5,884,031	Fidelity Money Market Portfolio Class I 0.05% **	5,884,031	16.42%
Total for Money Market Funds (Cost $5,884,031)
	Total Investments	35,779,352	99.84%
	(Cost $28,985,641)
	Other Assets in Excess of Liabilities	56,270	0.16%
	Net Assets	$35,835,622	100.00%

+ Portion or all of the Security is pledged as collateral for call options written. ** Variable Rate Security; The Yield Rate shown represents the rate at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 7

Neiman Large Cap Value Fund
	Schedule of Written Options
	March 31, 2015
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Aetna Inc.
April 2015 Calls @ 100.00	1,400	$ 10,808
Agrium Inc. (Canada)
April 2015 Calls @ 110.00	1,300	481
Altria Group Inc.
June 2015 Calls @ 55.00	2,500	700
Apple Inc.
April 2015 Calls @ 130.00	1,000	700
Canadian National Railway Company
July 2015 Calls @ 75.00	1,900	950
CF Industries Holdings, Inc.
May 2015 Calls @ 330.00	500	410
Coach, Inc.
May 2015 Calls @ 45.00	3,000	2,250
Costco Wholesale Corp.
April 2015 Calls @ 155.00	900	738
Eli Lilly and Company
July 2015 Calls @ 75.00	2,000	4,000
Invesco Ltd.
July 2015 Calls @ 42.00	4,000	3,600
Kohl's Corporation
April 2015 Calls @ 75.00	2,500	9,000
Marathon Petroleum Corporation
April 2015 Calls @ 105.00	2,000	3,400
Phillips 66
May 2015 Calls @ 85.00	2,000	1,880
Reinsurance Group of America Incorporated
April 2015 Calls @ 90.00	1,200	6,840
Schlumberger Limited
May 2015 Calls @ 95.00	1,500	165
Union Pacific Corporation
May 2015 Calls @ 130.00	800	40
United Technologies Corp.
May 2015 Calls @ 125.00	900	342
UnitedHealth Group, Inc.
June 2015 Calls @ 120.00	1,200	5,028
Valero Energy Corporation
June 2015 Calls @ 60.00	3,000	16,290
VF Corp.
May 2015 Calls @ 80.00	1,800	1,170
Western Digital Corporation
July 2015 Calls @ 130.00	1,700	323
Total (Premiums Received $51,276)		$ 69,115

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 8

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2015
Assets:
Investment Securities at Fair Value	$35,779,352
(Cost $28,985,641)
Cash	48,932
Prepaid Expenses	18,305
Receivables:
Shareholder Purchases	71,576
Dividends and Interest	52,504
Total Assets	35,970,669
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $51,276)	69,115
Payable for Shareholder Redemptions	3,280
Due to Adviser	35,067
Accrued Distribution and Service (12b-1) Fees	603
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	25,982
Total Liabilities	135,047
Net Assets	$35,835,622
Net Assets Consist of:
Paid In Capital	$28,031,284
Accumulated Undistributed Net Investment Income (Loss)	132,215
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	896,251
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	6,775,872
Net Assets	$35,835,622

No-Load Shares
Net Assets	$34,875,823
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,284,258
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$27.16

Class A Shares
Net Assets	$878,727
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	32,358
Net Asset Value and Redemption Price Per Share	$27.16
Maximum Offering Price Per Share ($27.16/0.9425) *	$28.82

Class C Shares **
Net Assets	$81,072
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	2,992
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$27.10

* Reflects a maximum sales charge of 5.75% . ** Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2015 Annual Report 9

Neiman Large Cap Value Fund

Statement of Operations
For the fiscal year ended March 31, 2015
Investment Income:
Dividends (Net of foreign withholding tax of $7,889)	$736,988
Interest	720
Total Investment Income	737,708

Expenses:
Management fees	325,165
Transfer agent fees & accounting fees	46,044
Distribution and service (12b-1) fees - Class A	2,258
Distribution and service (12b-1) fees - Class C*	173
Administration fees	34,000
Registration expense	27,195
Audit fees	15,995
Custody fees	9,464
Legal fees	8,016
Compliance officer expense	4,000
Miscellaneous expense	5,423
Printing and postage expense	4,226
Insurance expense	4,216
Trustees fees	3,000
Total Expenses	489,175
Less:
Expense Waiver / Expense Reimbursement	(17,555)
Net Expenses	471,620
Net Investment Income (Loss)	266,088

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	3,763,783
Realized Gain (Loss) on Options Written	48,343
Change In Unrealized Appreciation (Depreciation) on Investments	(686,916)
Change In Unrealized Appreciation (Depreciation) on Options Written	21,602
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	3,146,812

Net Increase (Decrease) in Net Assets from Operations	$3,412,900

* Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2015 Annual Report 10

Neiman Large Cap Value Fund

Statements of Changes in Net Assets
	4/1/2014	4/1/2013
	to	to
	3/31/2015	3/31/2014
From Operations:
Net Investment Income (Loss)	$266,088	$143,390
Net Realized Gain (Loss) on Investments	3,763,783	1,361,557
Net Realized Gain (Loss) on Options Written	48,343	60,272
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	(665,314)	3,172,073
Increase (Decrease) in Net Assets from Operations	3,412,900	4,737,292
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(192,025)	(136,163)
Class A Shares	(5,250)	(2,459)
Class C Shares *	(39)	-
Net Realized Gain from Security Transactions
No-Load Shares	(3,148,291)	(1,089,274)
Class A Shares	(77,935)	(22,044)
Class C Shares *	(2,122)	-
Change in Net Assets from Distributions	(3,425,662)	(1,249,940)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	10,669,308	7,902,180
Class A Shares	416,072	819,949
Class C Shares *	79,100	-
Shares Issued on Reinvestment of Dividends
No-Load Shares	2,856,091	1,015,648
Class A Shares	81,002	22,912
Class C Shares *	2,161	-
Cost of Shares Redeemed
No-Load Shares	(8,077,109)	(8,302,137)
Class A Shares	(588,931)	(221,147)
Class C Shares *	-	-
Net Increase (Decrease) from Shareholder Activity	5,437,694	1,237,405
Net Increase (Decrease) in Net Assets	5,424,932	4,724,757
Net Assets at Beginning of Period	30,410,690	25,685,933
Net Assets at End of Period (Including Accumulated	$35,835,622	$30,410,690
Undistributed Net Investment Income of $132,215 and $63,441)
Share Transactions:
Issued
No-Load Shares	390,117	309,615
Class A Shares	15,298	31,201
Class C Shares *	2,912	-
Reinvested
No-Load Shares	105,559	38,859
Class A Shares	2,989	876
Class C Shares *	80	-
Redeemed
No-Load Shares	(293,908)	(325,309)
Class A Shares	(21,192)	(8,073)
Class C Shares *	-	-
Net Increase (Decrease) in Shares	201,855	47,169

* Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2015 Annual Report 11

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class
Selected data for a share outstanding	4/1/2014	4/1/2013	4/1/2012	4/1/2011	4/1/2010
throughout the period:	to	to	to	to	to
	3/31/2015	3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$27.21	$23.99	$22.93	$22.23	$19.27
Net Investment Income (Loss) (a)	0.23	0.13	0.19	0.13	0.05
Net Gains or Losses on Securities (b)
(realized and unrealized)	2.67	4.25	1.50	0.66	2.98
Total from Investment Operations	2.90	4.38	1.69	0.79	3.03

Distributions (From Net Investment Income)	(0.17)	(0.13)	(0.23)	(0.09)	(0.07)
Distributions (From Capital Gains)	(2.78)	(1.03)	(0.40)	0.00	0.00
Total Distributions	(2.95)	(1.16)	(0.63)	(0.09)	(0.07)
Net Asset Value -
End of Period	$27.16	$27.21	$23.99	$22.93	$22.23
Total Return (c)	10.84%	18.50%	7.60%	3.57%	15.83%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$34,876	$29,451	$25,416	$29,244	$23,280
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.57%	1.64%	1.57%	1.83%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.77%	0.40%	0.66%	0.49%	0.16%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	1.46%	1.75%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.82%	0.52%	0.86%	0.60%	0.26%
Portfolio Turnover Rate	46.97%	25.79%	38.79%	64.41%	35.26%

(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 12

Neiman Large Cap Value Fund

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	4/1/2014	4/1/2013	8/1/2012*
	to	to	to
	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$27.21	$23.99	$22.37
Net Investment Income (Loss) (a)	0.21	0.17	0.12
Net Gains or Losses on Securities (b)
(realized and unrealized)	2.69	4.21	2.06
Total from Investment Operations	2.90	4.38	2.18
Distributions (From Net Investment Income)	(0.17)	(0.13)	(0.16)
Distributions (From Capital Gains)	(2.78)	(1.03)	(0.40)
Total Distributions	(2.95)	(1.16)	(0.56)
Net Asset Value -
End of Period	$27.16	$27.21	$23.99
Total Return (c)	10.84%	18.50%	9.92%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$879	$960	$270
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	1.82%	1.84%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.47%	0.28%	0.37%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.77%	0.65%	0.76%	**

Portfolio Turnover Rate	46.97%	25.79%	38.79%	*** (d)

* Class A shares commenced operations on August 1, 2012.
** Annualized.
*** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 13

Neiman Large Cap Value Fund

Financial Highlights - Class C
Selected data for a share outstanding throughout the period:	8/1/2014*
	to
	3/31/2015
Net Asset Value -
Beginning of Period	$27.23
Net Investment Income (Loss) (a)	0.06
Net Gains or Losses on Securities (b)
(realized and unrealized)	2.33
Total from Investment Operations	2.39
Distributions (From Net Investment Income)	(0.05)
Distributions (From Capital Gains)	(2.47)
Total Distributions	(2.52)
Net Asset Value -
End of Period	$27.10
Total Return (c)	8.83%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$81
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.50%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.20%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31%	**

Portfolio Turnover Rate	46.97%	*** (d)

* Class C shares commenced operations on August 1, 2014.
** Annualized.
*** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2014 to March 31, 2015.

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 14

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
March 31, 2015

1.) ORGANIZATION
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2015, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. Class C shares commenced operations on August 1, 2014. The Fund currently offers No-Load Class shares, Class A shares and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospec-tus.The Fund's investment objective is to seek long-term capital appreciation. No-Load shares and Class C shares of the Fund are offered at net asset value without an initial sales charge. Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011 - 2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2015, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused

2015 Annual Report 15

Notes to Financial Statements - continued

primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES
The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the fiscal year ended March 31, 2015, the Fund was not subject to any master netting arrangements. See Note 9.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2015 Annual Report 16

Notes to Financial Statements - continued

Equity securities (common stocks). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$29,895,321	$0	$0	$29,895,321
Money Market Funds	5,884,031	0	0	5,884,031
Total	$35,779,352	$0	$0	$35,779,352

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$69,115	$0	$69,115
Total	$0	$69,115	$0	$69,115

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal year ended March 31, 2015. There were no transfers into or out of the levels during the fiscal year ended March 31, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment

2015 Annual Report 17

Notes to Financial Statements - continued

and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2015, the Adviser earned management fees totaling $325,165 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares, at 1.45% of its average daily net assets for Class A shares and at 2.20% of its average daily net assets for Class C shares through July 31, 2015. The fee waiver will automatically terminate on July 31, 2015 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2015.

For the fiscal year ended March 31, 2015, the Adviser waived fees and/or reimbursed expenses totaling $17,555 to the Fund. The Fund owed the Adviser $35,067 at March 31, 2015. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the ”Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A and Class C shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. Prior to December 30, 2014, Rafferty Capital Markets, LLC served as the Fund’s Distributor. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets and Class C shares pay an annual 12b-1 fee equal to 1.00% of its average daily net assets. During the fiscal year ended March 31, 2015, there was $2,258 of 12b-1 fees incurred by Class A shares and $173 of 12b-1 fees incurred by Class C. As of March 31, 2015, the Fund had an accrued liability of $603 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan for Class A and Class C.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc., a FINRA registered broker/dealer. Those individuals earned $141 resulting from the sale of Class A shares during the fiscal year ended March 31, 2015. Additionally, during the fiscal year ended March 31, 2015, those individuals earned $63 and $24 associated with trailing commissions of Class A shares and Class C shares, respectively, which are paid from available class specific accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT Financial Group, Inc.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $4,000 for his services during the fiscal year ended March 31, 2015. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $13,443,929 and $13,564,397, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2015, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 63.70% of the No Load Class, and therefore may be deemed to control the No Load Class and the Fund.

9.) WRITTEN OPTIONS
As of March 31, 2015, portfolio securities valued at $2,977,566 were held by the Fund as collateral for options written by the Fund.

2015 Annual Report 18

Notes to Financial Statements - continued

Transactions in written options during the fiscal year ended March 31, 2015 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2014	204	$31,480
Options written	1,655	$225,998
Options terminated in closing purchase transactions	(127)	($21,263)
Options expired	(766)	($89,951)
Options exercised	(595)	($94,988)
Options outstanding at March 31, 2015	371	$51,276

The location on the Statement of Assets and Liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Derivatives
Call options written	($69,115)

Realized and unrealized gains and losses on derivatives contracts entered into during the fiscal year ended March 31, 2015 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Written	$48,343	Appreciation (Depreciation)	$21,602
	Options		on Written Options

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The table below shows offsetting assets and liabilities relating to written options shown on the Statement of Assets and Liabilities as of March 31, 2015.

Liabilities:
Gross Amounts Not
Offset in the Statement of
Assets and Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Options
Written	$69,115	$0	$69,115	$0	$69,115	$0

10.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2015 was $28,996,375, and premiums received from written options was $51,276.

At March 31, 2015, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$7,276,329	($511,191)	$6,765,138

There were distributions paid for the No-Load Class shares on June 26, 2014 to the shareholders of record on June 25, 2014 of which $0.05644 per share was paid from net investment income, $0.02011 per share was paid from short-term capital gains and $0.28687 per share was paid from long-term capital gains. Also, there were distributions paid for the No-Load Class shares on

2015 Annual Report 19

Notes to Financial Statements - continued

December 26, 2014 to the shareholders of record on December 24, 2014 of which $0.11500 per share was paid from net investment income, $0.32179 per share was paid from short-term capital gains and $2.15394 per share was paid from long-term capital gains.

The tax character of distributions was as follows:

Distributions paid from No-Load Class:

	Year ended	Year ended
	March 31, 2015	March 31, 2014
Ordinary Income:	$ 192,025	$ 136,163
Short-term Capital Gain:	387,727	242,315
Long-term Capital Gain:	2,760,564	846,959
	$ 3,340,316	$ 1,225,437

There were distributions paid for Class A shares on June 26, 2014 to the shareholders of record on June 25, 2014 of which $0.05644 per share was paid from net investment income, $0.02011 per share was paid from short-term capital gains and $0.28687 per share was paid from long-term capital gains. Also, there were distributions paid for Class A shares on December 26, 2014 to the shareholders of record on December 24, 2014 of which $0.11500 per share was paid from net investment income, $0.32179 per share was paid from short-term capital gains and $2.15394 per share was paid from long-term capital gains.

The tax character of distributions was as follows:

Distributions paid from Class A shares:

	Year ended	Year ended
	March 31, 2015	March 31, 2014
Ordinary Income:	$ 5,250	$ 2,459
Short-term Capital Gain:	9.365	5,007
Long-term Capital Gain:	68,570	17,037
	$ 83,185	$ 24,503

There were distributions paid for Class C shares on December 26, 2014 to the shareholders of record on December 24, 2014 of which $0.04580 per share was paid from net investment income, $0.32179 per share was paid from short-term capital gains and $2.15394 per share was paid from long-term capital gains.

The tax character of distributions was as follows:

Distributions paid from Class C shares:

August 1, 2014
through March 31, 2015
Ordinary Income:	$ 39
Short-term Capital Gain:	276
Long-term Capital Gain:	1,846
$ 2,161

As of March 31, 2015, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 383,344
Accumulated capital gains	655,856
Unrealized appreciation - net	6,765,138
$ 7,804,338

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2015 Annual Report 20

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Neiman Large Cap Value Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Large Cap Value Fund as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 27, 2015

2015 Annual Report 21

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Capital Management LLC,	3	None
Year of Birth: 1943	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-Present).

Michael Lomas(2),	Trustee	Since 2009	NEXT Financial Group, Division	3	None
Year of Birth: 1974			Manager and Registered
Representative (2000-Present);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Capital Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (1999 - 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)	Independent Solutions Wealth
Management, LLC, Chief Financial
Officer and Portfolio Manger
(2012-Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	3	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	3	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).
Chief Financial Officer/ Controller
at Southwest Greens, a
Construction Co. (2002-2010).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2015 Annual Report 22

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

ANNUAL REPORT
March 31, 2015

Neiman Balanced Allocation Fund
Annual Report
May 2015

Dear Shareholders:

     As of March 31, 2015, Neiman Balanced Allocation Fund (the "Fund") completed its 5th year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2014 through March 31, 2015. As of the end of the current fiscal year, the Fund had total net assets of approximately $20.7 million, which is an increase of approximately $0.6 million over the previous year. Management feels the modest increase in assets is attributable partly to upward trends of the general stock market, tempered by the conservative nature of Fund.

     The Fund had a total return for the fiscal year, from April 1, 2014 through March 31, 2015, of -1.49% for the Class A shares (NBAFX), taking into account sales charges, and a total return of 4.49%, when excluding sales charges. During the same period, the Fund had a total return of 3.81% for the Class C shares (NBCFX). During the same time period, the Fund's benchmark S&P 500 Total Return Index ("S&P 500 Index") had a total return of 12.73% .

     Management attributes the Fund's performance, in comparison to that of its benchmark Index, to a variety of factors. The nature of the Fund is a moderate allocation covering several investment sectors, consisting of approximately 35% fixed income investments and approximately 65% equity investments. This by design is intended for more conservative investors who wish to avoid the volatility of 100% equity investments. During periods of a rising stock market, the modest returns of the fixed income percentage allocation resulted in the Fund underperforming the benchmark Index composed of 100% equity investments.

     In addition, the Fund is composed of a basket of other mutual funds; thus, it is a fund of funds. In order to cover a broad allocation of investment styles, the Fund's managers use a sophisticated research and screening processes to seek out as many of the best performing funds as possible in each asset category. Each of the selected mutual funds may themselves outperform or underperform their peers within their respective categories. Even with careful monitoring by management, the overall performance of the Fund will be impacted to a certain degree when these other funds perform better or worse than the benchmark Index, due to the holdings inside the particular funds underperforming the benchmark based on the sector or sentiment of the particular holdings.

     In addition, the Fund incurs fees and expenses to maintain its operations, the payment of which generally reduces performance in relation to the benchmark. The benchmark S&P 500 Index is itself a measuring vehicle and is not an investment vehicle. The total return of the S&P 500 Index is not reduced by fees and expenses, as is the case with the Fund. The total return of the Fund is further reduced by the fees and expenses incurred by each of the underlying mutual funds in the portfolio.

     A primary purpose of the Fund is for investors of moderate risk tolerance who seek reduced risk as compared to the general stock market. As of March 31, 2015, the Fund had a three year standard deviation of 6.36%, while the S&P 500 Index exhibited a three year standard deviation of 9.59% for the same time period. The lower standard deviation of the Fund is an indication that the Fund exhibited less volatility, as a measure of risk, than did the benchmark Index during the same time period.

     Thank you for your investment in the Neiman Balanced Allocation Fund. We will always endeavor to focus on safety of our shareholders' investments as our highest priority, while attempting to deliver a steady return on investment.

Harvey Neiman, President
Dan Neiman, Portfolio Manager
Neiman Funds Management LLC

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

2015 Annual Report 1

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	-1.49%	5.68%	6.92%
CLASS A (without sales charge) (B)	4.49%	7.80%	8.27%
CLASS C (C)	3.81%	7.00%	7.46%
Standard & Poor’s 500 Index (D)	12.73%	16.11%	16.88%

Annual Fund Operating Expense Ratio:             Class A - Gross 3.01%, Net 2.49%
  (from 08/01/14 Prospectus)                                Class C - Gross 3.76%, Net 3.24%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) Class C shares of the Fund are offered at their NAV without sales charge. No shares are currently subject to a contingent deferred sales charge (“CDSC”) fee.

(D) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2015 Annual Report 2

NEIMAN BALANCED ALLOCATION FUND

                                                    Neiman Balanced Allocation Fund
                                                    by Sectors (as a percentage of Net Assets)
                                                                              (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2015 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 1, 2014 through March 31, 2015.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2014
	October 1, 2014	March 31, 2015	to March 31, 2015

Actual	$1,000.00	$1,036.28	$7.36

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2014
	October 1, 2014	March 31, 2015	to March 31, 2015

Actual	$1,000.00	$1,032.97	$11.15

Hypothetical	$1,000.00	$1,013.96	$11.05
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2015 Annual Report 4

Neiman Balanced Allocation Fund
		Schedule of Investments
		March 31, 2015
Shares		Fair Value	% of Net Assets

Mutual Funds
71,538	Amana Income Fund - Institutional Class	$3,329,398
53,753	Calvert Long-Term Income Fund - Class A	962,181
54,516	Columbia Convertible Securities Fund Class A Shares	1,055,424
33,919	Eventide Gilead Fund - Class I *	951,763
46,337	Fidelity Advisor® Mid Cap Value Fund - Institutional Class	1,154,253
175,748	Frost Total Return Bond Fund - Class I	1,882,265
236,245	Ivy High Income Fund - Class I	1,911,221
64,780	Ivy International Core Equity Fund - Class I	1,165,385
128,494	Neiman Large Cap Value Fund - No Load Class +	3,489,891
36,871	Oppenheimer Real Estate Fund - Class Y	1,116,442
162,340	PIMCO Income Fund - Institutional Class	2,013,013
34,685	PNC Small Cap Fund - Class A	756,486
26,121	Wells Fargo Advantage Special Small Cap Value Fund - Class A	764,574
Total for Mutual Funds (Cost $19,275,508)		20,552,296	99.11%
Money Market Funds
207,856	Fidelity Money Market Portfolio Select Class 0.05% **	207,856	1.00%
Total for Money Market Funds (Cost $207,856)
	Total Investments	20,760,152	100.11%
	(Cost $19,483,364)
	Liabilities in Excess of Other Assets	(22,800)	-0.11%
	Net Assets	$20,737,352	100.00%

+ Affiliated Fund.
* Non-Income Producing Securities.
** Variable Rate Security; The Yield Rate shown represents
the rate at March 31, 2015.

The accompanying notes are an integral part of these
financial statements.

2015 Annual Report 5

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities
March 31, 2015
Assets:
Unaffiliated Investment Securities at Fair Value	$17,270,261
(Cost $16,632,508)
Affiliated Investment Securities at Fair Value	3,489,891
(Cost $2,850,856)
Cash	13,651
Prepaid Expenses	8,492
Receivables:
Dividends and Interest	15,623
Fund Shares Purchased	3,468
Total Assets	20,801,386
Liabilities:
Payable for Fund Shares Redeemed	4,000
Due to Adviser	8,904
Accrued Distribution and Service (12b-1) Fees	23,912
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	26,218
Total Liabilities	64,034
Net Assets	$20,737,352
Net Assets Consist of:
Paid In Capital	$18,706,607
Accumulated Undistributed Net Investment Income (Loss)	53,986
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	699,971
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	1,276,788
Net Assets	$20,737,352

Class A
Net Assets	$14,924,140
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,192,037
Net Asset Value and Redemption Price Per Share	$12.52
Maximum Offering Price Per Share ($12.52/0.9425) (a)	$13.28

Class C
Net Assets	$5,813,212
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	469,277
Net Asset Value, Offering Price and Redemption Price Per Share	$12.39

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2015 Annual Report 6

Neiman Balanced Allocation Fund

Statement of Operations
For the fiscal year ended March 31, 2015

Investment Income:
Dividends from Unaffiliated Funds	$604,688
Dividends from Affiliated Funds	59,852
Interest from Unaffiliated Funds	212
Total Investment Income	664,752
Expenses:
Management fees	215,592
Transfer agent fees & accounting fees	38,661
Distribution and service (12b-1) fees - Class A	39,447
Distribution and service (12b-1) fees - Class C	57,803
Administration fees	30,000
Audit fees	17,995
Registration expense	14,950
Custody fees	8,667
Legal fees	7,474
Miscellaneous expense	4,866
Printing and postage expense	3,607
Insurance expense	2,742
Compliance officer expense	4,000
Trustees fees	3,000
Total Expenses	448,804
Less:
Expense Waiver / Expense Reimbursement	(92,843)
Net Expenses	355,961
Net Investment Income (Loss)	308,791

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investment Companies	375,991
Capital Gain Distributions from Affiliated Investment Companies	284,824
Realized Gain (Loss) on Unaffiliated Investments	683,995
Realized Gain (Loss) on Affiliated Investments	5,897
Change In Unrealized Appreciation (Depreciation) on Investments	(738,908)
Net Realized and Unrealized Gain (Loss) on Investments	611,799

Net Increase (Decrease) in Net Assets from Operations	$920,590

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 7

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets
	4/1/2014	4/1/2013
	to	to
	3/31/2015	3/31/2014
From Operations:
Net Investment Income (Loss)	$308,791	$112,269
Capital Gain Distributions from Investment Companies	660,815	231,556
Net Realized Gain (Loss) on Investments	689,892	1,072,793
Change in Net Unrealized Appreciation (Depreciation) on Investments	(738,908)	302,991
Increase (Decrease) in Net Assets from Operations	920,590	1,719,609
From Distributions to Shareholders:
Net Investment Income
Class A	(224,601)	(130,449)
Class C	(30,488)	(11,256)
Net Realized Gain from Security Transactions
Class A	(690,772)	(677,898)
Class C	(251,176)	(323,496)
Change in Net Assets from Distributions	(1,197,037)	(1,143,099)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	4,796,642	6,734,394
Class C	797,758	1,342,773
Shares Issued on Reinvestment of Dividends
Class A	765,739	686,089
Class C	252,537	304,238
Cost of Shares Redeemed
Class A	(4,638,259)	(3,289,007)
Class C	(1,096,239)	(2,410,739)
Net Increase (Decrease) from Shareholder Activity	878,178	3,367,748
Net Increase (Decrease) in Net Assets	601,731	3,944,258
Net Assets at Beginning of Period	20,135,621	16,191,363
Net Assets at End of Period (Including Accumulated	$20,737,352	$20,135,621
Undistributed Net Investment Income (Loss) of $53,986 and ($532))
Share Transactions:
Issued
Class A	378,741	536,780
Class C	64,099	107,701
Reinvested
Class A	61,350	54,813
Class C	20,407	24,524
Redeemed
Class A	(368,228)	(263,180)
Class C	(87,638)	(194,571)
Net Increase (Decrease) in Shares	68,731	266,067

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	4/1/2014	4/1/2013	4/1/2012	4/1/2011	7/6/2010*
	to	to	to	to	to
	3/31/2015	3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.69	$12.26	$11.42	$11.46	$10.00
Net Investment Income (Loss) (a)	0.21	0.11	0.13	0.08	0.03
Net Gains or Losses on Securities
(realized and unrealized)	0.35	1.15	0.85	0.01	1.47
Total from Investment Operations	0.56	1.26	0.98	0.09	1.50
Distributions (From Net Investment Income)	(0.18)	(0.14)	(0.14)	(0.02)	(0.02)
Distributions (From Capital Gains)	(0.55)	(0.69)	0.00	(0.11)	(0.02)
Total Distributions	(0.73)	(0.83)	(0.14)	(0.13)	(0.04)
Net Asset Value -
End of Period	$12.52	$12.69	$12.26	$11.42	$11.46
Total Return (b)	4.49%	10.38%	8.62%	0.90%	14.99%	*** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$14,924	$14,210	$9,710	$7,292	$5,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.88%	1.97%	2.08%	2.40%	4.04%	**
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	1.21%	0.38%	0.53%	-0.22%	-2.22%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45%	1.45%	1.45%	1.45%	1.45%	**
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	1.64%	0.90%	1.16%	0.72%	0.37%	**
Portfolio Turnover Rate	61.81%	71.76%	63.16%	65.19%	53.13%	***

Financial Highlights - Class C
Selected data for a share outstanding throughout the period:	4/1/2014	4/1/2013	4/1/2012	4/1/2011	7/6/2010*
	to	to	to	to	to
	3/31/2015	3/31/2014	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$12.54	$12.12	$11.28	$11.42	$10.00
Net Investment Income (Loss) (a)	0.11	0.01	0.04	0.00 (c)	(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	0.36	1.12	0.84	(0.01)	1.47
Total from Investment Operations	0.47	1.13	0.88	(0.01)	1.44

Distributions (From Net Investment Income)	(0.07)	(0.02)	(0.04)	(0.02)	0.00 (c)
Distributions (From Capital Gains)	(0.55)	(0.69)	0.00	(0.11)	(0.02)
Total Distributions	(0.62)	(0.71)	(0.04)	(0.13)	(0.02)
Net Asset Value -
End of Period	$12.39	$12.54	$12.12	$11.28	$11.42
Total Return (b)	3.81%	9.43%	7.84%	(0.01)%	14.53%	*** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,813	$5,926	$6,481	$6,879	$4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.63%	2.72%	2.83%	3.15%	4.79%	**
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.42%	-0.42%	-0.33%	-0.96%	-2.94%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.20%	2.20%	2.20%	2.20%	2.20%	**
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.85%	0.11%	0.31%	-0.01%	-0.35%	**
Portfolio Turnover Rate	61.81%	71.76%	63.16%	65.19%	53.13%	***

* The Fund commenced operations on July 6, 2010.                   ** Annualized.                       *** Not Annualized.
(a) Based on Average Shares Outstanding.                (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005.                (d) Represents performance beginning on the first day of securi-
ty trading (July 16, 2010).                      (e) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 9

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
March 31, 2015

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2015, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. Class C shares purchased on or after August 1, 2013 are not subject to a CDSC fee. However, Class C shares purchased prior to August 1, 2013 were subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. Such CDSC was 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2011-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2015, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabili-

2015 Annual Report 10

Notes to Financial Statements - continued

ties at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

2015 Annual Report 11

Notes to Financial Statements - continued

Mutual funds. Mutual funds, including money market funds, are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$20,552,296	$0	$0	$20,552,296
Money Market Funds	207,856	0	0	207,856
Total	$20,760,152	$0	$0	$20,760,152

The Fund did not hold any Level 3 assets during the fiscal year ended March 31, 2015. There were no transfers into or out of the levels during the fiscal year ended March 31, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2015.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the fiscal year ended March 31, 2015 were as follows:

Shares Held March 31, 2014	112,591
Purchases	24,364
Sales	(8,461)
Shares Held March 31, 2015	128,494

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at March 31, 2015 was $2,850,856 and $3,489,891, respectively. The investment represented 16.83% of total net assets as of March 31, 2015. For the fiscal year ended March 31, 2015, there were $59,852 in dividends and $284,824 of capital gain distributions received from Neiman Large Cap Value Fund. In addition, for the fiscal year ended March 31, 2015, the Fund generated $5,897 in realized gains on sales of Neiman Large Cap Value Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2015, the Adviser earned management fees totaling $215,592 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and

2015 Annual Report 12

Notes to Financial Statements - continued

at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2015. The fee waiver will automatically terminate on July 31, 2015 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2015.

For the fiscal year ended March 31, 2015, the Adviser waived fees and/or reimbursed expenses totaling $92,843. The Fund owed the Adviser $8,904 at March 31, 2015. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. Prior to December 30, 2014, Rafferty Capital Markets, LLC served as the Fund’s Distributor. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the fiscal year ended March 31, 2015, there were $39,447 and $57,803 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of March 31, 2015, the Fund had an accrued liability of $23,912 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc., a FINRA registered broker/dealer. During the fiscal year ended March 31, 2015, those individuals earned $15,720 resulting from the sale of Class A shares. Additionally, during the fiscal year ended March 31, 2015, those individuals earned $9,010 and $23,167 associated with trailing commissions of Class A and Class C, respectfully, which are paid from available class specific accrued 12b-1 fees.

Collectively, as of March 31, 2015 the owners of the Adviser have less than a 5% ownership in NEXT Financial Group, Inc.

During the fiscal year ended March 31, 2015, the Adviser received $0 relating to CDSC fees incurred by Class C. Class C shares purchased on or after August 1, 2013 are no longer subject to a CDSC fee.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $4,000 for his services during the fiscal year ended March 31, 2015. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $13,995,453 and $12,765,168, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2015 was $19,595,735.

At March 31, 2015, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,524,836	($360,419)	$1,164,417

There were distributions paid for Class A shares on June 26, 2014 to the shareholders of record of June 25, 2014 of which $0.00301 per share was paid from net investment income, $0.04078 per share was paid from short-term capital gains and $0.13362 per share was paid from long-

2015 Annual Report 13

Notes to Financial Statements - continued

term capital gains. Also, there were distributions paid for Class A shares on December 29, 2014 to the shareholders of record of December 26, 2014 of which $0.17392 per share was paid from net investment income and $0.37813 per share was paid from long-term capital gains.

The tax character of distributions for Class A shares were as follows:

Distributions paid from Class A shares:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2015	March 31, 2014
Ordinary Income:	$ 224,601	$ 130,449
Short-term Capital Gain:	49,185	230,319
Long-term Capital Gain:	641,587	447,579
	$ 915,373	$ 808,347

There were distributions paid for Class C shares on June 26, 2014 to the shareholders of record of June 25, 2014 of which $0.04078 per share was paid from short-term capital gains and $0.13362 per share was paid from long-term capital gains. Also, there were distributions paid for Class C shares on December 29, 2014 to the shareholders of record of December 26, 2014 of which $0.06769 per share was paid from net investment income and $0.37813 per share was paid from long-term capital gains.

The tax character of distributions for Class C shares were as follows:

Distributions paid from Class C shares:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2015	March 31, 2014
Ordinary Income:	$ 30,488	$ 11,256
Short-term Capital Gain:	18,909	109,909
Long-term Capital Gain:	232,267	213,587
	$ 281,664	$ 334,752

As of March 31, 2015, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 54,015
Accumulated capital gains	812,313
Unrealized appreciation - net	1,164,417
$ 2,030,745

As of March 31, 2015, the difference between book and tax basis unrealized appreciation was primarily attributed to the tax deferral on wash sales and post-October losses. Post-October losses totaled $104,193.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2015 Annual Report 14

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2015 Annual Report 15

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Balanced Allocation Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Balanced Allocation Fund as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 27, 2015

2015 Annual Report 16

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Capital Management LLC,	3	None
Year of Birth: 1943	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-Present).

Michael Lomas(2),	Trustee	Since 2009	NEXT Financial Group, Division	3	None
Year of Birth: 1974			Manager and Registered
Representative (2000-Present);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Capital Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (1999 - 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)	Independent Solutions Wealth
Management, LLC, Chief Financial
Officer and Portfolio Manger
(2012-Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	3	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	3	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).
Chief Financial Officer/ Controller
at Southwest Greens, a
Construction Co. (2002-2010).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2015 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Tactical Income Fund

Class A Shares (NTAFX)
Class C Shares (NTCFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

ANNUAL REPORT
March 31, 2015

Neiman Tactical Income Fund
Annual Report
May 2015

Dear Shareholder,

As of March 31, 2015, the Neiman Tactical Income Fund (the "Fund") completed its 3rd fiscal year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2014 through March 31, 2015.

As of the end of the current fiscal year, the Fund had total net assets of approximately $29.72 million, which is a decrease of approximately $1.21 million from the previous year. The decrease in assets is attributed to redemptions from the Fund. Since October 2013, the sub-adviser to the Fund has been Absolute Capital Management, LLC.

The Fund's Class A shares (NTAFX) had a total return for the fiscal year ended March 31, 2015 of 0.19% (-5.55% including sales charges). During that same time period, the Fund's fixed income benchmark, the Barclays Capital US Aggregate Bond Index, had a total return of 5.72% .

In our opinion, the factors that contributed to its performance consisted of the continued Federal Reserve low interest rate policy combined with the specter of interest rates moving higher. As a result of this interest rate environment, the Fund took a defensive posture at various points throughout the year which in turn impacted performance. The Fund is primarily a fixed income fund that seeks to provide defensive positioning in the Fund as our analysis indicates.

Thank you for your investment in the Neiman Tactical Income Fund. We will continue to monitor the investments on an on-going basis within the Fund for the Fund and the shareholders.

Phillip Brenden Gebben, MBA, CIMA®
Portfolio Manager to the Fund

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our web-site www.neimanfunds.com or by calling toll free (877) 385-2720.

2015 Annual Report 1

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2015.

		Since
	1 Year(A)	Inception(A)
Class A Shares (with sales charge) (B)*	-5.55%	1.73%
Class A Shares (without sales charge) (B)*	0.19%	3.95%
Standard & Poor’s 500 Index (C)	12.73%	18.89%
Barclays Capital US Aggregate Bond Index (D)	5.72%	2.62%

Since
Inception(A)
Class C Shares(E)	-1.11%
Standard & Poor’s 500 Index (C)	8.62%
Barclays Capital US Aggregate Bond Index (D)	3.86%

Annual Fund Operating Expense Ratio (from 8/1/14 Prospectus) :
                                Class A - Gross 2.26%, Net 1.89%
                                Class C - Gross 3.01%, Net 2.64%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Tactical Income Fund and Class A Shares was June 29, 2012.

(C) The Standard & Poor’s 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot invest directly in an index.

(D) The Barclays Capital US Aggregate Bond Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

(E) Class C commenced operations on August 1, 2014.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2015 Annual Report 2

NEIMAN TACTICAL INCOME FUND (Unaudited)

                                                Neiman Tactical Income Fund
                                           by Sectors (as a percentage of Net Assets)

2015 Annual Report 3

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2015 Annual Report 4

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period October 1, 2014 through March 31, 2015.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2014
	October 1, 2014	March 31, 2015	to March 31, 2015

Actual	$1,000.00	$992.81	$7.20

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2014
	October 1, 2014	March 31, 2015	to March 31, 2015

Actual	$1,000.00	$989.84	$10.91

Hypothetical	$1,000.00	$1,013.96	$11.05
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2015 Annual Report 5

Neiman Tactical Income Fund
		Schedule of Investments
		March 31, 2015
Shares		Fair Value	% of Net Assets

Mutual Funds
346,198	AllianceBernstein High Income Fund – Class I	$3,108,854
315,937	Lord Abbett High Yield Fund – Class I	2,407,442
337,372	Lord Abbett Short Duration Income Fund – Class I	1,504,680
137,824	Lord Abbett Total Return Fund – Class I	1,469,206
124,460	PIMCO Income Fund – Institutional Class	1,543,308
115,848	PIMCO Total Return Fund – Institutional Class	1,258,109
377,451	RidgeWorth High Income Fund – Class I	2,517,596
70,205	Wells Fargo Advantage High Income Fund – Investor Class	487,219
Total for Mutual Funds (Cost $14,608,158)		14,296,414	48.10%
Exchange Traded Funds
29,278	iShares iBoxx $ High Yield Corporate Bond	2,652,880
37,008	SPDR® Barclays Convertible Securities ETF	1,767,502
67,822	SPDR® Barclays High Yield Bond ETF	2,659,979
148,912	SPDR® Barclays Short Term High Yield Bond ETF	4,346,741
17,576	Vanguard Short-Term Bond ETF	1,415,220
17,563	Vanguard Short-Term Corporate Bond ETF	1,408,728
Total for Exchange Traded Funds (Cost $14,305,301)		14,251,050	47.94%
Money Market Funds
1,169,906	Fidelity Money Market Portfolio Class I 0.05% **	1,169,906
Total for Money Market Funds (Cost $1,169,906)		1,169,906	3.94%
	Total Investments	29,717,370	99.98%
	(Cost $30,083,365)
	Other Assets in Excess of Liabilities	7,153	0.02%
	Net Assets	$29,724,523	100.00%

** Variable Rate Security; The Yield Rate shown represents the rate at March 31, 2015. The accompanying notes are an integral part of these financial statements.

2015 Annual Report 6

Neiman Tactical Income Fund

Statement of Assets and Liabilities
March 31, 2015
Assets:
Investment Securities at Fair Value	$29,717,370
(Cost $30,083,365)
Cash	13,414
Prepaid Expenses	12,773
Receivables:
Dividends and Interest	57,442
Fund Shares Purchased	201
Total Assets	29,801,200
Liabilities:
Due to Adviser	19,162
Accrued Distribution and Service (12b-1) Fees	18,258
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	26,637
Payable for Fund Shares Redeemed	11,620
Total Liabilities	76,677
Net Assets	$29,724,523
Net Assets Consist of:
Paid In Capital	$30,095,904
Accumulated Undistributed Net Investment Income (Loss)	169,098
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(174,484)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(365,995)
Net Assets	$29,724,523

Class A
Net Assets	$29,568,676
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	3,053,681
Net Asset Value and Redemption Price Per Share	$9.68
Maximum Offering Price Per Share ($9.68/0.9425) (a)	$10.27

Class C *
Net Assets	$155,847
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	15,941
Net Asset Value, Offering Price and Redemption Price Per Share	$9.78

(a) Reflects a maximum sales charge of 5.75% . * Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2015 Annual Report 7

Neiman Tactical Income Fund

Statement of Operations
For the fiscal year ended March 31, 2015

Investment Income:
Dividends	$1,158,943
Interest	2,751
Total Investment Income	1,161,694
Expenses:
Management fees	281,292
Transfer agent fees & accounting fees	43,605
Distribution and service (12b-1) fees - Class A	70,219
Distribution and service (12b-1) fees - Class C*	417
Administration fees	27,500
Audit fees	17,995
Registration expense	27,920
Custody fees	10,746
Legal fees	10,444
Miscellaneous expense	5,261
Printing and postage expense	2,719
Insurance expense	3,630
Compliance officer expense	4,000
Trustees fees	3,000
Total Expenses	508,748
Less:
Expense Waiver / Expense Reimbursement	(100,561)
Net Expenses	408,187
Net Investment Income (Loss)	753,507

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Investment Companies	88,569
Realized Gain (Loss) on Investments	16,775
Change In Unrealized Appreciation (Depreciation) on Investments	(833,627)
Net Realized and Unrealized Gain (Loss) on Investments	(728,283)

Net Increase (Decrease) in Net Assets from Operations	$25,224

* Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2015 Annual Report 8

Neiman Tactical Income Fund

Statements of Changes in Net Assets
	4/1/2014	4/1/2013
	to	to
	3/31/2015	3/31/2014
From Operations:
Net Investment Income (Loss)	$753,507	$743,424
Capital Gain Distributions from Investment Companies	88,569	50,238
Net Realized Gain (Loss) on Investments	16,775	(9,409)
Change in Net Unrealized Appreciation (Depreciation) on Investments	(833,627)	237,081
Increase (Decrease) in Net Assets from Operations	25,224	1,021,334
From Distributions to Shareholders:
Net Investment Income
Class A	(763,943)	(1,037,292)
Class C *	(333)	-
Net Realized Gain from Security Transactions
Class A	(302,361)	(728,700)
Class C *	(544)	-
Change in Net Assets from Distributions	(1,067,181)	(1,765,992)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	21,216,385	22,313,323
Class C *	156,200	-
Shares Issued on Reinvestment of Dividends
Class A	548,683	689,810
Class C *	877	-
Cost of Shares Redeemed
Class A	(22,090,287)	(40,495,821)
Class C *	-	-
Net Increase (Decrease) from Shareholder Activity	(168,142)	(17,492,688)
Net Increase (Decrease) in Net Assets	(1,210,099)	(18,237,346)
Net Assets at Beginning of Period	30,934,622	49,171,968
Net Assets at End of Period (Including Accumulated	$29,724,523	$30,934,622
Undistributed Net Investment Income of $169,098 and $179,230)
Share Transactions:
Issued
Class A	2,125,028	2,230,271
Class C *	15,850	-
Reinvested
Class A	56,576	70,980
Class C *	91	-
Redeemed
Class A	(2,212,256)	(3,924,163)
Class C *	-	-
Net Increase (Decrease) in Shares	(14,711)	(1,622,912)

* Class C commenced operations on August 1, 2014. The accompanying notes are an integral part of these financial statements.

2015 Annual Report 9

Neiman Tactical Income Fund

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	4/1/2014	4/1/2013	6/29/2012*
	to	to	to
	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$10.03	$10.45	$10.00
Net Investment Income (Loss) (a)	0.27	0.28	0.32
Net Gains or Losses on Securities
(realized and unrealized) (b)	(0.25)	0.03	0.42
Total from Investment Operations	0.02	0.31	0.74
Distributions (From Net Investment Income)	(0.27)	(0.40)	(0.16)
Distributions (From Capital Gains)	(0.10)	(0.33)	(0.13)
Total Distributions	(0.37)	(0.73)	(0.29)
Net Asset Value -
End of Period	$9.68	$10.03	$10.45
Total Return (c)	0.19%	3.34%	7.44%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$29,569	$30,935	$49,172
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.81%	1.82%	1.66%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.32%	2.37%	3.89%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.68%	2.74%	4.11%	***
Portfolio Turnover Rate	183.94%	225.73%	364.88%	**

* The Fund and Class A commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 10

Neiman Tactical Income Fund

Financial Highlights - Class C
Selected data for a share outstanding throughout the period:	8/1/2014*
	to
	3/31/2015
Net Asset Value -
Beginning of Period	$10.04
Net Investment Income (Loss) (a)	0.09
Net Gains or Losses on Securities
(realized and unrealized) (b)	(0.20)
Total from Investment Operations	(0.11)
Distributions (From Net Investment Income)	(0.06)
Distributions (From Capital Gains)	(0.09)
Total Distributions	(0.15)
Net Asset Value -
End of Period	$9.78
Total Return (c)	(1.11)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$156
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.56%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.03%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.20%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.39%	***
Portfolio Turnover Rate	183.94%	** (f)

* Class C commenced operations on August 1, 2014.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.
(f) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2014 to March 31, 2015.

The accompanying notes are an integral part of these financial statements.

2015 Annual Report 11

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
March 31, 2015

1.) ORGANIZATION
Neiman Tactical Income Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2015, there are three series authorized by the Trust. The Fund (Class A) commenced operations on June 29, 2012. Class C shares commenced operations on August 1, 2014. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. The Fund's primary investment objective is total return with capital preservation as a secondary objective. Neiman Funds Management, LLC is the adviser to the Fund (the "Adviser") and the sub-adviser to the Fund is Absolute Capital Management, LLC (the “Sub-Adviser” or “Absolute Capital”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2012-2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2015, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases

2015 Annual Report 12

Notes to the Financial Statements - continued

in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

2015 Annual Report 13

Notes to the Financial Statements - continued

Mutual funds. Mutual funds, including money market funds, are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,296,414	$0	$0	$14,296,414
Exchange Traded Funds	14,251,050	0	0	14,251,050
Money Market Funds	1,169,906	0	0	1,169,906
Total	$29,717,370	$0	$0	$29,717,370

The Fund did not hold any level 3 assets during the fiscal year ended March 31, 2015. There were no transfers into or out of level 1 and level 2 during the fiscal year ended March 31, 2015. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2015.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

Absolute Capital Management, LLC is the sub-adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser, not the Fund pays the Sub-Adviser a sub-advisory fee.

For the fiscal year ended March 31, 2015, the Adviser earned management fees totaling $281,292 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for Class A Shares and at 2.20% of its average daily net assets for Class C Shares through July 31, 2015. The fee waiver will automatically terminate on July 31, 2015 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2015.

For the fiscal year ended March 31, 2015, the Adviser waived fees and/or reimbursed expenses totaling $100,561. The Fund owed the Adviser $19,162 at March 31, 2015.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

2015 Annual Report 14

Notes to the Financial Statements - continued

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. Prior to December 30, 2014, Rafferty Capital Markets, LLC, served as the Fund’s Distributor. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets and Class C shares pay an annual 12b-1 fee equal to 1.00% of its average daily net assets. During the fiscal year ended March 31, 2015, there were $70,219 of 12b-1 fees incurred by Class A and $417 of 12b-1 fees incurred by Class C. As of March 31, 2015, the Fund had an accrued liability of $18,258 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan for both Classes.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc., a FINRA registered broker/dealer. Those individuals earned $8,358 resulting from the sale of Class A shares during the fiscal year ended March 31, 2015. Additionally, during the fiscal year ended March 31, 2015, those individuals earned $3,931 and $254 associated with trailing commissions of Class A shares and Class C shares, respectively, which are paid from available accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT Financial Group, Inc.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $4,000 for his services during the fiscal year ended March 31, 2015. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman.

7.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended March 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $43,558,699 and $44,229,570, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2015, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 40.85% of Class A, and therefore may be deemed to control Class A and the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2015 was $30,257,849.

At March 31, 2015, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$74,173	($614,652)	($540,479)

There were distributions paid for Class A shares on June 26, 2014 to the shareholders of record of June 25, 2014 of which $0.07207 per share was paid from net investment income and $0.01116 per share was paid from long-term capital gains. Also, there were distributions paid for Class A shares on December 29, 2014 to the shareholders of record of December 26, 2014 of which $0.19421 per share was paid from net investment income and $0.09121 per share was paid from long-term capital gains.

The tax character of distributions for the Class A was as follows:

2015 Annual Report 15

Notes to the Financial Statements - continued

Distributions paid from Class A:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2015	March 31, 2014
Ordinary Income:	$ 763,943	$ 1,037,292
Short-term Capital Gain:	0	698,989
Long-term Capital Gain:	302,361	29,711
	$ 1,066,304	$ 1,765,992

There were distributions paid for Class C shares on December 29, 2014 to the shareholders of record of December 26, 2014 of which $0.05584 per share was paid from net investment income and $0.09121 per share was paid from long-term capital gains.

The tax character of distributions for the Class C was as follows:

Distributions paid from Class C:

Period August 1, 2014
through March 31, 2015
Ordinary Income:	$ 333
Short-term Capital Gain:	0
Long-term Capital Gain:	544
$ 877

As of March 31, 2015, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 169,098
Undistributed long-term capital gain (accumulated losses)	0
Unrealized appreciation (depreciation) - net	(540,479)
$ (371,381)

As of March 31, 2015, the differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales and post-October losses. Post-October losses deferred totaled $66,704.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2015 Annual Report 16

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Tactical Income Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Tactical Income Fund as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 27, 2015

2015 Annual Report 17

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Capital Management LLC,	3	None
Year of Birth: 1943	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-Present).

Michael Lomas(2),	Trustee	Since 2009	NEXT Financial Group, Division	3	None
Year of Birth: 1974			Manager and Registered
Representative (2000-Present);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Capital Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (1999 - 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)	Independent Solutions Wealth
Management, LLC, Chief Financial
Officer and Portfolio Manger
(2012-Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	3	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	3	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).
Chief Financial Officer/ Controller
at Southwest Greens, a
Construction Co. (2002-2010).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2015 Annual Report 18

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Investment Sub-Adviser
Absolute Capital Management, LLC
101 Pennsylvania Boulevard
Pittsburgh, PA 15228

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/15	FYE 3/31/14
Audit Fees	$44,585	$43,250
Audit-Related Fees	$0	$0
Tax Fees	$7,500	$7,500
All Other Fees	$1,750	$1,750

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Reports for both Funds of the Trust.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 3/31/15	FYE 3/31/14
Registrant	$9,250	$9,250
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Harvey Neiman Harvey Neiman President

Date: 6-5-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President

Date: 6-5-15

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 6/1/15